SCHEDULE OF REVENUE BY SEGMENT INFORMATION (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Consulting expenses				$ 1,226,900	$ 554,036
Contract labor				1,365,640	1,282,583
Personnel expenses		$ 1,946,816	$ 1,841,595	9,314,415	9,681,323
Business development expenses				528,264	729,466
Royalty expenses		225,320	329,888	706,214	709,640
Marketing expenses				710,658	395,941
Other expenses	[1]			2,828,222	8,065,306
Total operating expenses		4,897,255	3,996,684	$ 16,690,313	$ 21,418,295
Operating Segments [Member]
Segment Reporting Information [Line Items]
Consulting expenses		633,981	410,104
Contract labor		613,340	222,208
Personnel expenses		1,946,816	1,619,387
Business development expenses		119,610	263,844
Royalty expenses		225,320	329,888
Marketing expenses		334,378	111,489
Other expenses	[2]	1,023,810	1,039,764
Total operating expenses		$ 4,897,255	$ 3,996,684

[1]	Other expenses materially comprised of rent, insurance, stock-based compensation, depreciation and amortization, licenses, dues and subscriptions, travel and entertainment, and merchant fees.
[2]	Other expenses is materially comprised of rent, insurance, stock-based compensation, depreciation and amortization, licenses, dues and subscriptions, travel and entertainment, and merchant fees.